UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23377

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2025

Date of reporting period: July 31, 2025

Item 1. Reports to Stockholders.

FolioBeyond Alternative Income and Interest Rate Hedge ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2025

FolioBeyond Alternative Income and Interest Rate Hedge ETF

TICKER: RISR (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the FolioBeyond Alternative Income and Interest Rate Hedge ETF (the "Fund") for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.etfs.foliobeyond.com/risr/. You can also request this information by contacting us at (866) 497-4963 or by writing the Fund at FolioBeyond Alternative Income and Interest Rate Hedge ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FolioBeyond Alternative Income and Interest Rate Hedge ETF	$109	1.03%

Cumulative Performance

(Initial Investment of $10,000)

FolioBeyond Alt Income and Interest Rate Hedge ETF - $18,163
Bloomberg U.S. Aggregate Bond Index - $9,644
ICE U.S. Treasury 7-10 Year Bond 1X Inverse Index - $10,573
$19,000
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
9/30/2021
2/28/2022
7/31/2022
12/31/2022
5/31/2023
10/31/2023
3/31/2024
8/31/2024
1/31/2025
7/31/2025

Annual Performance

Annualized Returns for the Periods Ended July 31, 2025	1 Year	Since Inception (9/30/2021)
FolioBeyond Alternative Income and Interest Rate Hedge ETF (NAV)	12.50%	16.85%
Bloomberg U.S. Aggregate Bond Index	3.38%	-0.94%
ICE U.S. Treasury 7-10 Year Bond 1X Inverse Index	-3.03%	1.46%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.etfs.foliobeyond.com/risr/ for more recent performance information.

How did the Fund perform in the past year?

For the year ended July 31, 2025, the Fund produced a total return after fees and expenses of 12.50%. This compares to a total return for the Bloomberg U.S. Aggregate Bond Index (the “Agg”) of 3.38% over the same period. The Agg is a broad-based index intended to capture the performance of the investment grade, U.S.-dollar denominated, fixed rate taxable bond market.

The Fund's outperformance relative to the index was driven by several factors, including a general trend towards higher interest rates over the period, a trend towards a steeper yield curve, market volatility, interest income received on the Fund’s investments, and general trends in mortgage rates relative to risk-free rates.

What Factors Influenced Performance?

The Fund principally holds mortgage-backed interest-only securities (“MBS IOs”). MBS IOs, receive the interest payments from a pool of mortgage loans, but do not receive any of the principal from those loans. As interest rates rise, the incentive for borrowers to prepay their mortgage tends to decrease. When prepayments decrease, the mortgage loans remain outstanding longer than they would otherwise. When this happens, the MBS IOs held by the Fund remain outstanding for longer, which tends to increase their value. Since interest rates generally trended higher during the period, the value of the Fund’s MBS IOs increased.

Mortgage rates generally are set above risk-free rates, such as those on U.S. Treasury securities, and this difference (“spread”) varies over time. During the period, the spread on mortgage rates over risk-free rates generally increased, which further depressed prepayment speeds.

During the period under discussion, interest rates had periods of sustained decline as well as periods of sustained increase. The Fund’s portfolio managers were able to construct a portfolio of MBS IOs that tended to increase in value when interest rates rose more than they declined in value when interest rates fell by a similar amount. This further contributed to the Fund’s outperformance as compared to the index.

Finally, the Fund’s investments generated a significant amount of current income, much of which was paid out in the form of dividends on the Fund’s shares. For the 12 months ended July 31, 2025, each Fund share received cumulative dividends of $2.07 as compared to an average share price of $35.92 over the period.

FolioBeyond Alternative Income and Interest Rate Hedge ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$169,518
Number of Holdings	95
Total Advisory Fee Paid	$1,033,689
Portfolio Turnover Rate	5%

What did the Fund invest in?

(as of July 31, 2025)

Sector Breakdown

(% of total net assets)

Top Issuers	(% of Total Net Assets)
Government National Mortgage Association	41.3
Federal Home Loan Mortgage Corp.	23.1
Federal National Mortgage Association	18.0
Federal Home Loan Mortgage Corporation REMICS	8.2
First American Government Obligations Fund	5.8
Federal National Mortgage Association REMICS	3.3
Federal Home Loan Mortgage Corporation Strips	0.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.etfs.foliobeyond.com/risr/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

FolioBeyond Enhanced Fixed Income Premium ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2025

FolioBeyond Enhanced Fixed Income Premium ETF

TICKER: FIXP (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the FolioBeyond Enhanced Fixed Income Premium ETF (the "Fund") for the period January 22, 2025 to July 31, 2025. You can find additional information about the Fund at www.etfs.foliobeyond.com/fixp/. You can also request this information by contacting us at (866) 497-4963 or by writing the Fund at FolioBeyond Enhanced Fixed Income Premium ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FolioBeyond Enhanced Fixed Income Premium ETF	$36	0.69%

The Fund commenced operations on January 22, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

FolioBeyond Enhanced Fixed Income Premium ETF - $10,099
Bloomberg U.S. Aggregate Bond Index - $10,361
$10,400
$10,300
$10,200
$10,100
$10,000
$9,900
1/22/2025
1/31/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025

Annual Performance

Annualized Returns for the Periods Ended July 31, 2025	Since Inception (1/22/25)
FolioBeyond Enhanced Fixed Income Premium ETF	0.99%
Bloomberg U.S. Aggregate Bond Index	3.61%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.etfs.foliobeyond.com/fixp/ for more recent performance information.

How did the Fund perform Since Inception?

Since its inception on January 22, 2025, the Fund delivered a total return of 0.99% after fees and expenses. Over the same period, the Bloomberg U.S. Aggregate Bond Index (“Agg” or “Index”) returned 3.61%.

The Fund's underperformance relative to Agg was primarily attributable to its shorter duration profile during a bond market rally. The Fund is designed to maintain overall risk levels similar to the Index, but does not match its duration at all times. Instead, the Fund's model may favor alternative risk exposures—including spread and mortgage risk—depending on relative value signals.

The main contributions to Fund’s returns came from BKLN (bank loans), RISR (MBS IOs), REM (mortgage REIT) and SJNK (short high yield corporates). The Fund's option holdings contributed marginally to current income.

FolioBeyond Enhanced Fixed Income Premium ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$10,786
Number of Holdings	9
Net Advisory Fee Paid	$39,421
Portfolio Turnover Rate	103%

What did the Fund invest in?

(as of July 31, 2025)

Sector Breakdown

(% of total net assets)

Top Issuers	(% of Total Net Assets)
Invesco Senior Loan ETF	29.5
FolioBeyond Alternative Income and Interest Rate Hedge ETF	29.3
VanEck High Yield Muni ETF	29.0
iShares Mortgage Real Estate ETF	10.0
First American Government Obligations Fund	1.7
iShares 7-10 Year Treasury Bond ETF	0.0
iShares 20+ Year Treasury Bond ETF	-0.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.etfs.foliobeyond.com/fixp/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there are at least two audit committee financial expert serving on its audit committee. Mr. Dusko Culafic and Mr. Eduardo Mendoza are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FolioBeyond Alternative Income and Interest Rate Hedge ETF

	FYE 7/31/2025	FYE 7/31/2024
( a ) Audit Fees	$15,000	$14,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

FolioBeyond Enhanced Fixed Income Premium ETF

	FYE 7/31/2025	FYE 7/31/2024
( a ) Audit Fees	$14,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 7/31/2025	FYE 7/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 7/31/2025	FYE 7/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial Statements

July 31, 2025

Tidal Trust I

●	FolioBeyond Alternative Income and Interest Rate Hedge ETF	| RISR	| NYSE Arca, Inc.
●	FolioBeyond Enhanced Fixed Income Premium ETF	| FIXP	| NYSE Arca, Inc.

FolioBeyond ETFs

Schedule of Investments	FolioBeyond Alternative Income
and Interest Rate Hedge ETF

July 31, 2025

COLLATERALIZED MORTGAGE OBLIGATIONS - 95.3%(a)	Par	Value
Federal Home Loan Mortgage Corp.
Series 389, Class C27, 4.00%, 10/15/2052	$8,160,462	$1,804,223
Series 5058, Class IP, 3.50%, 12/25/2050	18,076,688	3,630,050
Series 5151, Class HI, 4.00%, 08/25/2050	14,619,944	3,429,301
Series 5153, Class PI, 3.00%, 10/25/2051	39,648,237	5,358,209
Series 5191, Class IJ, 3.00%, 02/25/2052	40,898,986	5,096,983
Series 5206, Class XI, 3.50%, 08/25/2051	18,101,193	2,366,591
Series 5211, Class IH, 3.50%, 04/25/2052	19,252,592	3,184,512
Series 5410, Class IO, 4.00%, 05/25/2052	52,432,900	7,070,598
Series 5445, Class IO, 3.00%, 02/25/2052	41,207,215	5,377,204
Series 5446, Class EI, 6.00%, 08/25/2054	9,498,969	2,237,736
Federal Home Loan Mortgage Corp. REMICs
Series 4591, Class QI, 3.50%, 04/15/2046	2,589,165	419,773
Series 4912, Class PI, 4.00%, 06/25/2049	980,291	199,722
Series 4998, Class GI, 4.00%, 08/25/2050	1,835,784	374,099
Series 5018, Class IN, 5.50%, 10/25/2050	3,360,267	908,551
Series 5023, Class IB, 4.50%, 10/25/2050	3,166,652	717,215
Series 5070, Class IH, 3.50%, 02/25/2051	3,850,922	775,756
Series 5086, Class BI, 3.00%, 03/25/2051	3,539,977	604,715
Series 5094, Class CI, 3.50%, 04/25/2036	4,063,572	387,929
Series 5102, Class MI, 4.50%, 04/25/2051	7,161,380	1,689,146
Series 5145, Class IH, 3.00%, 09/25/2051	1,623,262	274,077
Series 5159, Class BI, 3.00%, 03/25/2050	1,133,708	196,855
Series 5162, Class CI, 3.00%, 11/25/2050	10,614,336	1,830,614
Series 5169, Class IY, 4.00%, 01/25/2049	4,701,680	998,386
Series 5205, Class PI, 3.00%, 03/25/2052	8,689,384	920,353
Series 5227, Class BI, 3.50%, 08/25/2048	2,876,930	373,665
Series 5228, Class DI, 4.50%, 01/25/2046	6,439,806	934,690
Series 5236, Class UI, 4.00%, 12/15/2047	10,180,298	1,647,075
Series 5267, Class GI, 5.00%, 07/25/2047	2,640,530	333,203
Series 5274, Class PI, 5.50%, 02/25/2044	2,544,761	411,399
Federal Home Loan Mortgage Corp. Strips, Series 363, Class C18, Pool S1-5439, 4.50%, 09/15/2048	2,100,397	472,003
Federal National Mortgage Association
Series 2019-65, Class HI, 4.00%, 11/25/2049	740,317	160,225
Series 2020-88, Class IA, 3.50%, 11/25/2046	6,389,172	950,879
Series 2021-17, Class IA, 2.50%, 04/25/2051	17,665,072	2,569,173
Series 2021-25, Class IJ, 3.50%, 05/25/2051	14,979,677	2,997,171
Series 2021-69, Class HI, 4.00%, 01/25/2051	18,750,661	4,310,965
Series 2022-10, Class PI, 3.50%, 04/25/2051	14,458,691	2,328,490
Series 2022-18, Class DI, 3.50%, 07/25/2046	39,311,957	5,047,708
Series 2022-56, Class IA, 3.50%, 04/25/2052	32,157,643	3,991,014
Series 2023-25, Class CI, 3.00%, 02/25/2052	24,066,662	3,536,408
Series 2024-9, Class GI, 3.50%, 10/25/2049	34,213,730	5,022,001
Federal National Mortgage Association REMICS
Series 2018-1, Class IY, 4.50%, 02/25/2048	3,485,492	782,120
Series 2018-56, Class IO, 4.00%, 08/25/2048	1,515,008	307,518
Series 2020-20, Class GI, 3.50%, 04/25/2050	2,170,375	405,840
Series 2020-44, Class AI, 4.00%, 07/25/2050	1,730,671	347,232
Series 2020-78, Class KI, 4.00%, 07/25/2049	6,727,541	1,328,436
Series 2020-8, Class CI, 3.50%, 02/25/2050	1,428,896	252,538
Series 2021-17, Class IG, 4.00%, 02/25/2051	1,347,927	286,844
Series 2021-26, Class EI, 3.50%, 05/25/2041	968,285	131,831
Series 2021-30, Class NI, 4.50%, 03/25/2048	3,033,204	440,377
Series 2021-36, Class HI, 3.50%, 06/25/2051	3,383,743	677,041
Series 2021-73, Class EI, 3.50%, 11/25/2051	951,318	173,680
Series 2021-79, Class LI, 3.00%, 11/25/2051	2,749,201	436,688

The accompanying notes are an integral part of these financial statements.	1

Schedule of Investments	FolioBeyond Alternative Income
and Interest Rate Hedge ETF

July 31, 2025

Series 2022-87, Class BI, 5.50%, 11/25/2048	1,262,306	166,880
Government National Mortgage Association
Series 11/20/2050, Class IC, 2.50%, 11/20/2050	3,982,976	230,948
Series 2018-127, Class ID, 5.00%, 07/20/2045	9,883,234	1,463,498
Series 2019-119, Class IN, 5.00%, 09/20/2049	1,562,058	393,587
Series 2019-151, Class DI, 3.50%, 11/20/2048	3,975,657	589,326
Series 2019-27, Class PI, 4.50%, 02/20/2049	259,612	44,089
Series 2019-70, Class PI, 4.50%, 05/20/2048	1,636,116	265,502
Series 2020-1, Class PI, 4.50%, 01/20/2050	7,540,623	1,712,524
Series 2020-104, Class PI, 4.00%, 12/20/2049	2,767,903	491,581
Series 2020-167, Class EI, 4.50%, 02/20/2049	3,202,712	724,395
Series 2020-167, Class ID, 4.00%, 11/20/2050	6,999,403	1,509,989
Series 2020-17, Class BI, 5.00%, 02/20/2050	553,950	124,698
Series 2020-189, Class IA, 4.00%, 12/20/2049	18,279,972	4,078,719
Series 2020-191, Class UE, 4.00%, 12/20/2050	847,232	182,572
Series 2020-35, Class DI, 3.50%, 03/20/2050	618,010	102,117
Series 2020-51, Class EI, 4.50%, 01/20/2050	3,256,462	696,957
Series 2020-61, Class IC, 4.00%, 05/20/2050	3,714,254	788,270
Series 2020-93, Class PI, 3.00%, 04/20/2050	3,271,624	425,391
Series 2021-160, Class IV, 3.50%, 12/20/2050	16,860,985	3,184,216
Series 2021-161, Class IC, 4.50%, 09/20/2051	1,984,943	453,699
Series 2021-161, Class XI, 3.50%, 09/20/2051	2,117,461	402,384
Series 2021-176, Class GI, 3.00%, 10/20/2051	2,408,250	380,322
Series 2021-177, Class LI, 3.00%, 10/20/2051	20,693,208	2,877,523
Series 2021-225, Class IP, 3.00%, 12/20/2051	28,413,854	2,959,144
Series 2021-58, Class EI, 3.50%, 04/20/2051	4,143,976	774,449
Series 2021-91, Class IC, 3.00%, 05/20/2050	5,465,509	838,279
Series 2022-34, Class TI, 3.50%, 06/20/2049	5,089,003	850,414
Series 2022-46, Class DI, 4.00%, 03/20/2052	8,588,897	1,776,107
Series 2022-51, Class GI, 4.00%, 03/20/2052	17,025,554	3,784,610
Series 2022-6, Class PI, 3.50%, 01/20/2052	17,639,243	2,732,079
Series 2022-61, Class GI, 3.00%, 11/20/2046	11,472,483	1,577,194
Series 2022-65, Class HI, 4.00%, 01/20/2050	4,419,637	693,087
Series 2022-81, Class GI, 3.50%, 03/20/2052	35,566,293	4,290,886
Series 2022-90, Class QI, 4.00%, 11/20/2047	4,730,028	461,178
Series 2023-18, Class IB, 5.00%, 02/20/2053	13,019,729	3,043,424
Series 2023-192, Class IE, 4.50%, 09/20/2049	24,850,814	5,130,550
Series 2023-25, Class EI, 3.00%, 08/20/2051	17,151,634	2,435,721
Series 2023-79, Class HI, 3.00%, 10/20/2051	19,537,548	3,086,647
Series 2024-26, Class LI, 5.00%, 02/20/2054	939,385	189,386
Series 2024-4, Class GI, 5.00%, 02/20/2053	20,552,901	4,999,732
Series 2024-4, Class IO, 3.00%, 09/20/2051	32,792,646	4,649,335
Series 2025-25, Class IO, 3.50%, 09/20/2051	33,249,585	5,440,413
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $150,953,104)		161,510,634

SHORT-TERM INVESTMENTS - 5.9%	Shares
Money Market Funds - 5.9%
First American Government Obligations Fund - Class X, 4.23%(b)	10,011,191	10,011,191
TOTAL SHORT-TERM INVESTMENTS (Cost $10,011,191)		10,011,191

TOTAL INVESTMENTS - 101.2% (Cost $160,964,295)		171,521,825
Liabilities in Excess of Other Assets - (1.2)%		(2,004,152)
TOTAL NET ASSETS - 100.0%		$169,517,673

Percentages are stated as a percent of net assets.

REMICs - Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.	2

Schedule of Investments	FolioBeyond Alternative Income
and Interest Rate Hedge ETF

July 31, 2025

(a)	Interest-only security.

(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

The accompanying notes are an integral part of these financial statements.	3

Schedule of Investments	FolioBeyond Enhanced
Fixed Income Premium ETF

July 31, 2025

EXCHANGE TRADED FUNDS - 97.9%		Shares	Value
FolioBeyond Alternative Income and Interest Rate Hedge ETF(a)(b)(c)		86,165	$3,157,947
Invesco Senior Loan ETF(a)(c)		152,227	3,186,111
iShares Mortgage Real Estate ETF		49,767	1,077,456
VanEck High Yield Muni ETF(a)		63,719	3,131,152
TOTAL EXCHANGE TRADED FUNDS (Cost $10,670,653)			10,552,666

PURCHASED OPTIONS - 0.1%(d)(e)(f)(g)	Notional Amount	Contracts
Call Options - 0.1%
iShares 20+ Year Treasury Bond ETF, Expiration: 08/15/2025; Exercise Price: $89.00	$3,781,020	435	8,047

Put Options - 0.0%(h)
iShares 7-10 Year Treasury Bond ETF, Expiration: 08/15/2025; Exercise Price: $91.00	2,372,500	250	375
TOTAL PURCHASED OPTIONS (Cost $10,828)			8,422

SHORT-TERM INVESTMENTS - 1.7%		Shares
Money Market Funds - 1.7%
First American Government Obligations Fund - Class X, 4.23%(i)		188,421	188,421
TOTAL SHORT-TERM INVESTMENTS (Cost $188,421)			188,421

TOTAL INVESTMENTS - 99.7% (Cost $10,869,902)			10,749,509
Other Assets in Excess of Liabilities - 0.3%			36,029
TOTAL NET ASSETS - 100.0%			$10,785,538

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Affiliated security as defined by the Investment Company Act of 1940. See Note 7.

(c)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of July 31, 2025 is $3,038,685.

(d)	Non-income producing security.

(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(f)	Exchange-traded.

(g)	100 shares per contract.

(h)	Represents less than 0.05% of net assets.

(i)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

The accompanying notes are an integral part of these financial statements.	4

Schedule of Written Options	FolioBeyond Enhanced
Fixed Income Premium ETF

July 31, 2025

WRITTEN OPTIONS - (0.3)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.3)%
iShares 20+ Year Treasury Bond ETF, Expiration: 08/15/2025; Exercise Price: $87.00	$(3,781,020)	(435)	$(32,843)

Put Options - (0.0)%(c)
iShares 7-10 Year Treasury Bond ETF, Expiration: 08/15/2025; Exercise Price: $93.00	(2,372,500)	(250)	(1,375)
TOTAL WRITTEN OPTIONS (Premiums received $30,527)			$(34,218)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.	5

Statements of Assets and Liabilities	FolioBeyond ETFs

July 31, 2025

	FolioBeyond Alternative Income and Interest Rate Hedge ETF	FolioBeyond Enhanced Fixed Income Premium ETF
ASSETS:
Investments in unaffiliated securities, at value (Note 2)	$171,521,825	$7,591,562
Investments in affiliated securities, at value (Note 7)	–	3,157,947
Interest receivable	2,933,177	–
Deposit at broker for other investments	50,212	–
Dividends receivable	30,494	805
Segregated cash for written options	–	93,019
Total assets	174,535,708	10,843,333

LIABILITIES:
Written option contracts, at value	–	34,218
Payable for investments purchased	4,881,345	–
Payable to adviser (Note 4)	136,690	6,252
Due to broker	–	17,325
Total liabilities	5,018,035	57,795
NET ASSETS	$169,517,673	$10,785,538

NET ASSETS CONSISTS OF:
Paid-in capital	$163,266,550	$11,054,759
Total distributable earnings/(accumulated losses)	6,251,123	(269,221)
Total net assets	$169,517,673	$10,785,538

Net assets	$169,517,673	$10,785,538
Shares issued and outstanding(a)	4,640,000	550,000
Net asset value per share	$36.53	$19.61

COST:
Investments in unaffiliated securities, at cost	$160,964,295	$7,688,233
Investments in affiliated securities, at cost	$–	$3,181,669

PROCEEDS:
Written options premium received	$–	$30,527

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	6

Statements of Operations	FolioBeyond ETFs

For the periods ended July 31, 2025

	FolioBeyond Alternative Income and Interest Rate Hedge ETF	FolioBeyond Enhanced Fixed Income Premium ETF(a)
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$236,540	$260,272
Dividend income from affiliated securities (Note 7)	–	113,311
Interest income	7,015,055	–
Total investment income	7,251,595	373,583

EXPENSES:
Investment advisory fee (Note 4)	1,033,689	40,562
Interest expense	41,785	438
Total expenses	1,075,474	41,000
Less: affiliated advisory fees waived (Note 4)	–	(1,141)
Net expenses	1,075,474	39,859
NET INVESTMENT INCOME	6,176,121	333,724

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities (b)	205,073	(126,409)
Investments in affiliated securities	–	1,228
Written option contracts	–	(29,561)
Net realized gain (loss)	205,073	(154,742)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	2,340,197	(96,671)
Investments in affiliated securities	–	(23,722)
Written option contracts	–	(3,691)
Net change in unrealized appreciation (depreciation)	2,340,197	(124,084)
Net realized and unrealized gain (loss)	2,545,270	(278,826)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,721,391	$54,898

(a)	Inception date of the Fund was January 22, 2025.

(b)	Includes realized gain (loss) as a result of in-kind redemptions (See Note 6 in the Notes to the Financial Statements).

The accompanying notes are an integral part of these financial statements.	7

Statements of Changes in Net Assets	FolioBeyond ETFs

	FolioBeyond Alternative Income and Interest Rate Hedge ETF		FolioBeyond Enhanced Fixed Income Premium ETF
	Year ended July	Year ended July	Period ended July
	31, 2025	31, 2024	31, 2025(a)
OPERATIONS:
Net investment income (loss)	$6,176,121	$4,358,724	$333,724
Net realized gain (loss)	205,073	52,480	(154,742)
Net change in unrealized appreciation (depreciation)	2,340,197	2,796,867	(124,084)
Net increase (decrease) in net assets from operations	8,721,391	7,208,071	54,898

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(6,219,571)	(4,597,545)	(333,724)
From return of capital	–	–	(3,401)
Total distributions to shareholders	(6,219,571)	(4,597,545)	(337,125)

CAPITAL TRANSACTIONS:
Shares sold	145,459,031	33,727,925	13,020,260
Shares redeemed	(36,063,531)	(35,507,758)	(1,955,478)
ETF transaction fees (Note 10)	181,523	69,236	2,983
Net increase (decrease) in net assets from capital transactions	109,577,023	(1,710,597)	11,067,765

NET INCREASE (DECREASE) IN NET ASSETS	112,078,843	899,929	10,785,538

NET ASSETS:
Beginning of the period	57,438,830	56,538,901	–
End of the period	$169,517,673	$57,438,830	$10,785,538

SHARES TRANSACTIONS
Shares sold	3,980,000	1,000,000	650,000
Shares redeemed	(1,010,000)	(1,075,000)	(100,000)
Total increase (decrease) in shares outstanding	2,970,000	(75,000)	550,000

(a)	Inception date of the Fund was January 22, 2025.

The accompanying notes are an integral part of these financial statements.	8

Financial Highlights	FolioBeyond Alternative Income
and Interest Rate Hedge ETF

For a share outstanding throughout the periods presented

	Year ended July 31,			Period ended
	2025	2024	2023	July 31, 2022(a)
PER SHARE DATA:

Net asset value, beginning of period	$34.39	$32.40	$30.07	$25.00

INVESTMENT OPERATIONS:
Net investment income(b)	2.15	2.38	2.25	0.89
Net realized and unrealized gain (loss) on investments(c)	1.99	2.06	2.25	4.53
Total from investment operations	4.14	4.44	4.50	5.42

LESS DISTRIBUTIONS FROM:
Net investment income	(2.06)	(2.49)	(2.22)	(0.46)
Total distributions	(2.06)	(2.49)	(2.22)	(0.46)

ETF transaction fees per share	0.06	0.04	0.05	0.11
Net asset value, end of period	$36.53	$34.39	$32.40	$30.07

TOTAL RETURN(d)	12.50%	14.38%	15.56%	22.14%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$169,518	$57,439	$56,539	$101,344
Ratio of expenses to average net assets(e)	1.03%	1.22%	1.13%	0.99%
Ratio of interest expense to average net assets(e)	0.04%	0.23%	0.14%	–%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	5.92%	7.10%	7.17%	3.35%
Portfolio turnover rate(d)(f)	5%	31%	24%	50%

(a)	Inception date of the Fund was September 30, 2021.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	9

Financial Highlights	FolioBeyond Enhanced Fixed
Income Premium ETF

For a share outstanding throughout the period presented

Period ended July 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.59
Net realized and unrealized gain (loss) on investments(d)	(0.40)
Total from investment operations	0.19

LESS DISTRIBUTIONS FROM:
Net investment income	(0.58)
Return of capital	(0.01)
Total distributions	(0.59)

ETF transaction fees per share	0.01
Net asset value, end of period	$19.61

TOTAL RETURN(e)	0.99%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,786
Ratio of expenses to average net assets:
Before expense waiver(f)(g)	0.71%
After expense waiver(f)(g)(h)	0.69%
Ratio of interest expense to average net assets(f)(g)	0.01%
Ratio of operational expenses to average net assets excluding interest expense(f)(g)(h)	0.68%
Ratio of net investment income (loss) to average net assets(f)(g)	5.76%
Portfolio turnover rate(e)(i)	103%

(a)	Inception date of the Fund was January 22, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Includes fee waiver in the amount of 0.08% of FIXP ETF’s investment in RISR ETF only. See Note 4.

(i)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	10

Notes to the Financial Statements	FolioBeyond ETFs

July 31, 2025

 NOTE 1 – ORGANIZATION

The FolioBeyond Alternative Income and Interest Rate Hedge ETF (the “RISR ETF”) and the FolioBeyond Enhanced Fixed Income Premium ETF (the “FIXP ETF”) (each, a “Fund”, and collectively, the “Funds”) are each a diversified series of Tidal Trust I (formerly, Tidal ETF Trust) (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open -end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and FolioBeyond, LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The RISR ETF commenced operations on September 30, 2021. The FIXP ETF commenced operations on January 22, 2025.

The investment objective of the RISR ETF is to seek to provide current income and protect against rising interest rates. The investment objective of the FIXP ETF is to seek to provide income and, secondarily, long-term capital appreciation.

 NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter (“OTC”), are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Options contracts are valued using the mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Notes to the Financial Statements	FolioBeyond ETFs

July 31, 2025

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2025:

RISR ETF
	Level 1	Level 2	Level 3	Total
Investments:
Collateralized Mortgage Obligations	$–	$161,510,634	$–	$161,510,634
Money Market Funds	10,011,191	–	–	10,011,191
Total Investments	$10,011,191	$161,510,634	$–	$171,521,825

FIXP ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$10,552,666	$–	$–	$10,552,666
Purchased Options	–	8,422	–	8,422
Money Market Funds	188,421	–	–	188,421
Total Investments	$10,741,087	$8,422	$–	$10,749,509

Liabilities:
Investments:
Written Options	$–	$(34,218)	$–	$(34,218)
Total Investments	$–	$(34,218)	$–	$(34,218)

Refer to the Schedules of Investments for further disaggregation of investment categories.

B.	Derivative Instruments. The RISR ETF may purchase options on bonds or swaps to mitigate the risk of downward movement in interest rates. The FIXP ETF may purchase options on ETFs. As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

Notes to the Financial Statements	FolioBeyond ETFs

July 31, 2025

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them, or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub-Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and such Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Funds will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Funds will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written. An option on a bond or swap gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the underlying bond or swap is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Notes to the Financial Statements	FolioBeyond ETFs

July 31, 2025

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the period ended July 31, 2025, the FIXP ETF’s monthly average notional value is described below:

		Average Notional
		Amount
FIXP ETF	Purchased Options	$6,104,814
	Written Options	7,259,614

Statements of Assets and Liabilities

Fair value of derivative instruments as of July 31, 2025:

		Asset Derivatives as of		Liability Derivatives as of
		July 31, 2025		July 31, 2025
		Balance Sheet		Balance Sheet
Fund	Instrument	Location	Fair Value	Location	Fair Value
FIXP ETF
	Equity Contracts:
	Purchased Options	Investments in unaffiliated securities, at value	$8,422	None	$-
	Written Options	None	$-	Written option contracts, at value	$34,218

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended July 31, 2025:

				Change in Unrealized
				Appreciation
		Location of Gain (Loss) on	Realized Gain (Loss)	(Depreciation) on
		Derivatives Recognized	on Derivatives	Derivatives Recognized
Fund	Instrument	in Income	Recognized in Income	in Income
FIXP ETF
	Equity Contracts:
	Purchased Options	Net realized and change in unrealized gain (loss) from Investments in unaffiliated securities	$(7,027)	$(2,406)
	Written Options	Net realized and change in unrealized gain (loss) from Written option contracts	(29,561)	$(3,691)

Notes to the Financial Statements	FolioBeyond ETFs

July 31, 2025

To achieve its Duration Target Range, the RISR ETF may also invest, to a lesser extent, in mortgage-backed securities (“MBS”) coupon swaps and MBS inverse interest-only tranches (“Inverse IOs”). MBS coupon swaps are transactions that involve the sale of one MBS and the simultaneous purchase of another MBS, which may be with different agencies and have different coupon payments. Inverse IOs are also funded through interest-only payments, however, an Inverse IO is a leveraged position and the payment received is adjusted based on the current level of a floating interest rate. Inverse IOs are created from a structured collateralized mortgage obligation (“CMO”) where the coupon formula is determined based on the difference between the underlying CMO tranche coupon and a floating rate (e.g., 1-month SOFR), subject to a floor. The resulting coupon payment is based on the principal balance of the underlying CMO tranche. An Inverse IO, therefore, will exhibit a combination of its coupon rate declining as short-term interest rates rise (and vice versa for falling short-term interest rates) along with sensitivity to prepayments as the present value of interest cash flows will increase as prepayments decline (and vice versa for rising prepayment rates). Since both prepayment and yield curve components increase the risk of Inverse IOs, they will be utilized infrequently and only when valuations are determined by the Sub-Adviser to be attractive.

C.	Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities held by a Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, each Fund will maintain the segregation, either on its records or with its custodian bank, of cash or other liquid securities, marked-to-market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when a Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. The FIXP ETF did not make any interest payments under reverse repurchase agreements during the period ended July 31, 2025. The RISR ETF made interest payments in the amount of $39,696 and a weighted average daily interest rate of 5.85% under reverse repurchase agreements during the year ended July 31, 2025.

D.	Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use a Fund’s fiscal year). Each Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of July 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. Each Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

E.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Gains and losses from paydowns on mortgage and asset-backed securities are recorded as adjustments to interest income. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Notes to the Financial Statements	FolioBeyond ETFs

July 31, 2025

F.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

G.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H.	Share Valuation. The NAV per Share is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

I.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

K.	Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

L.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are primarily due to redemptions in-kind. These reclassifications have no effect on net assets or NAV per Share. For the periods ended July 31, 2025, the following reclassification adjustments were made:

		Total Distributable
	Paid-In	Earnings/(Accumulated
Fund	Capital	Losses)
RISR ETF	$0	$0
FIXP ETF	$(9,605)	$9,605

During the fiscal periods ended July 31, 2025, the FIXP ETF realized $9,605 in net capital losses resulting from in-kind redemptions, in which shareholders exchanged Fund Shares for securities held by the Fund rather than for cash. Because such losses are deductible to the Fund, they have been reclassified from accumulated losses to paid-in capital.

Notes to the Financial Statements	FolioBeyond ETFs

July 31, 2025

 NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.	Affiliated ETF Risk (FIXP ETF Only). The Sub-Adviser acts as investment sub-adviser to one or more of the fixed-income market ETFs, and receives sub-advisory fees and profits generated by such ETFs (“Affiliated ETFs”). It is possible that a conflict of interest among the Fund and the Affiliated ETFs could affect how the Sub-Adviser fulfills its fiduciary duties to the Fund and the Affiliated ETFs. The Sub-Adviser may have a conflict of interest in allocating Fund assets among Affiliated ETFs and unaffiliated ETFs. In addition, the Sub-Adviser may have an incentive to consider the effect on an Affiliated ETF in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that Affiliated ETF. Although the Sub-Adviser takes steps to address the conflicts of interest, it is possible that the conflicts could impact the Fund.

B.	Associated Risk of Investing in Mortgage-Backed Interest Only Securities. The value of interest-only mortgage-backed securities (“MBS IOs”) is more volatile than other types of mortgage-related securities. They are very sensitive not only to declining interest rates, but also to the rate of prepayments. MBS IOs involve the risk that borrowers may default on their mortgage obligations or the guarantees underlying the MBSs will default or otherwise fail and that, during periods of falling interest rates, MBSs will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. In addition, because there may be a drop in trading volume, or an inability to find a ready buyer, MBS IOs may be illiquid. In response to changes in interest rates or other market conditions, the value of an MBS Inverse IOs may decrease at a multiple of the decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the Sub-Adviser, the Fund could lose all or substantially all of its investment in Inverse IOs.

C.	Bond Sector Focus Risk (FIXP ETF Only). The Fund primarily invests in Bond Sector ETFs (as defined in the Fund’s prospectus), which focus on specific sectors of the fixed income market. Sector concentration can increase the Fund’s exposure to risks associated with those sectors, including changes in interest rates, liquidity, and economic conditions affecting those markets.

D.	Credit Risk. An issuer or guarantor of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities will be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in their credit ratings. There is the chance that each Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), potentially reducing each Fund’s income level or Share price.

E.	Derivatives Risk. Each Fund’s derivative instruments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative instruments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, each Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Funds may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Funds’ transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Funds’ realizing more ordinary income and short-term capital gain subject to tax at ordinary income tax rates than they would if it did not engage in such transactions, which may adversely impact the Funds’ after-tax returns.

●	Options Risk (FIXP ETF Only). Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. By writing call and put options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases (for call options) or decreases (for put options) in the value of the underlying Bond Sector ETF above (for call options) or below (for put options) the exercise prices of the written options, but will continue to bear the risk of declines (for call options) or increases (for put options) in the value of the underlying Bond Sector ETF. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying Bond Sector ETF over time. This risk is elevated for uncovered options since the Fund does not hold an offsetting position, which could result in a loss significantly larger than the option premium received by the Fund.

Notes to the Financial Statements	FolioBeyond ETFs

July 31, 2025

●	Options Risk (RISR ETF Only). Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. Additionally, the value of the option may be lost if the Sub-Adviser fails to exercise such option at or prior to its expiration.

●	Swap Agreements Risk (RISR ETF Only). Swap agreements are entered into primarily with major global financial institutions for a specified period, which may range from one day to more than six months. The derivative transactions in which the Fund invests are generally traded in the OTC market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular sector or index.

F.	ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Each Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. Each Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Funds may not be able to redeem in-kind certain securities held by the Funds (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Funds may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Funds may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid - ask spreads and differences between the market price of Shares and the underlying value of those Shares.

G.	Fixed Income Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. These changes could cause each Fund’s NAV to fluctuate or make it more difficult for the Funds to accurately value its securities. How specific fixed income securities may react to changes in interest rates will depend on the specific characteristics of each security.

Notes to the Financial Statements	FolioBeyond ETFs

July 31, 2025

H.	General Market Risk. Securities markets and individual securities will increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Funds invest. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Funds invest may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in wh ich they trade.

I.	Government Securities Risk (RISR ETF Only). The Fund invests in U.S. Treasury obligations and securities issued or guaranteed by the U.S. Treasury. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.

J.	High-Yield Securities Risk (FIXP ETF Only). Securities rated below-investment-grade are often referred to as high-yield securities or “junk bonds.” Investments in lower-rated corporate-debt securities typically entail greater price volatility and principal and income risk. High-yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment-grade securities. The prices of high-yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high-yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery.

K.	Interest Rate Risk. Generally, the value of fixed income securities (not including MBS IOs with respect to the RISR ETF) will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In addition, the interest rates payable on floating-rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating-rate security is a variable rate which is tied to another interest rate. Floating-rate securities are subject to interest rate risk and credit risk.

L.	Leverage Risk (FIXP ETF Only). The Fund’s options strategy may involve leverage, as the notional value (the total value of the underlying assets controlled by the options) of the options may exceed the Fund’s assets. The Fund may have a maximum notional exposure of up to 150% of its net assets through its option positions. Leverage can amplify losses, particularly during periods of market volatility.

M.	Management Risk. Each Fund is actively-managed and may not meet its investment objectives based on the Sub-Adviser’s success or failure to implement investment strategies for the Funds.

N.	MBS Risk (FIXP ETF Only). MBS may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and defaults. The prices of MBS, depending on their structure and the rate of payments, can be volatile. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some MBS receive government agency or private support, but there is no assurance that such support will remain in place. Non-agency MBS are subject to heightened risks as compared to agency MBS, including that non-agency MBS are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee.

Notes to the Financial Statements	FolioBeyond ETFs

July 31, 2025

O.	Models and Data Risk. The composition of each Fund’s portfolio is dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”).When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from each Funds’ portfolio universe that would have been excluded or included had the Models and Data been correct and complete.

P.	Municipal Securities Risk (FIXP ETF Only). Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics.

Q.	New Fund Risk (FIXP ETF Only). The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

R.	Options Overlay Risk (FIXP ETF Only). The Fund’s use of options involves various risks, including the risk that the options strategy may not provide the desired increase in income or may result in losses. Selling call and put options exposes the Fund to potentially significant losses if market movements are unfavorable. The Fund may also experience additional volatility and risk due to changes in implied volatility (the market’s forecast of future volatility), strike prices, and market conditions. The Fund may sell options on instruments other than the Fund’s Bond Sector ETFs. This can expose the Fund to the risk that options can vary in price in ways that do not correspond to the Bond Sector ETFs held by the Fund, so called basis-risk. While the vast majority of option contracts are sold prior to expiration, some in-the-money options contracts are exercised. It is possible that the Fund could be subject to such exercise notices and would have to acquire the underlying reference asset in the marketplace, at the then prevailing market price, which could generate a profit or a loss depending on the relationship between the reference asset and the Bond Sector ETF actually held by the Fund. The majority of the Fund’s options activity will involve selling or “writing” options in exchange for receipt of a premium from the buyer. From time to time, however, the Fund may also buy options as a risk management tool. Options bought and sold, even on the same underlying instrument, can move in unpredictable ways, and there can be no assurance that such buys and sells will achieve the Sub-Adviser’s risk management goals.

S.	Other Investment Companies/Underlying ETF Risks. Each Fund will incur higher and duplicative expenses because it invests in Underlying ETFs (as defined in each Fund’s prospectus). There is also the risk that the Funds may suffer losses due to the investment practices of the Underlying ETFs. The Funds will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, the market price of the shares of an Underlying ETF in which each Fund invests will fluctuate based on changes in the NAV as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an Underlying E TF’s shares may not develop, and market trading in the shares of the Underlying ETF may be halted under certain circumstances.

Underlying ETFs are also subject to the “ETF Risks” described above.

T.	Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, each Fund may have to reinvest in securities with a lower yield. Each Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

U.	Short Position Risk (FIXP ETF Only). The Fund’s short positions in options (selling options without owning the underlying asset) carry significant risk, as potential losses can be theoretically unlimited if market conditions move unfavorably. For example, a short call option could lead to a loss if the price of the Underlying ETF (as defined in the Fund’s prospectus) rises sharply, forcing the Fund to purchase the ETF at a much higher price to fulfill the contract.

V.	Sovereign Debt Risk (FIXP ETF Only). These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due to, for example, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for additional time or restructuring of existing loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. These risks are more pronounced in emerging market countries.

Notes to the Financial Statements	FolioBeyond ETFs

July 31, 2025

W.	U.S. Government and U.S. Agency Obligations Risk (FIXP ETF Only). U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

 NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
RISR ETF	0.99%
FIXP ETF	0.70%

The advisory fee payable to the Adviser shall be reduced by 0.08% on any assets of the FIXP ETF that are invested in the RISR ETF. Any amount waived with respect to an investment in RISR ETF is contractual and not eligible for reimbursement to the Adviser. Accordingly, the Adviser waived the following fees for the year ended July 31, 2025.

Fund	Amount Waived
FIXP ETF	$1,141

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by each Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended July 31, 2025 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.02% of each Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds except for the Sub-Advisory Fee and Excluded Expenses. For assuming the payment obligations for the Funds, the Adviser has agreed to pay the Sub-Adviser the profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser. The Sub-Adviser has agreed to waive the sub-advisory fee with respect to any assets of the FIXP ETF that are invested in the RISR ETF.

Notes to the Financial Statements	FolioBeyond ETFs

July 31, 2025

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

 NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker (“CODM”). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

 NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal periods ended July 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities and in-kind transactions were as follows:

Fund	Purchases	Sales
RISR ETF	$127,487,665	$5,394,118
FIXP ETF	13,787,618	11,611,180

For the periods ended July 31, 2025, there were no purchases or sales of long-term U.S. government securities.

Notes to the Financial Statements	FolioBeyond ETFs

July 31, 2025

For the periods ended July 31, 2025, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales and Maturities	Realized Gain (Loss)
RISR ETF	$-	$-	$-
FIXP ETF	9,573,078	960,707	(9,605)

 NOTE 7 – AFFILIATED SECURITIES

The FIXP ETF held affiliated securities of the following companies during the period ended July 31, 2025. Transactions during the period in these securities of affiliated companies were as follows:

Fair Value

Change in
					Realized	Unrealized
Security	Share Balance	Balance			Gain	Appreciation/	Fair Value at	Dividend	Return of
Name	7/31/2025	1/22/2025	Purchases	Sales	(Loss)	(Depreciation)	7/31/2025	Income	Capital
RISR ETF	86,165	$-	$ 3,966,879	$ (786,438)	$ 1,228	$ (23,722)	$3,157,947	$ 113,311	$-

 NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal periods ended July 31, 2025 and prior fiscal year ended July 31, 2024, were as follows:

Fund	Distributions paid from:	July 31, 2025	July 31, 2024
RISR ETF	Ordinary Income	$6,219,571	$4,597,545
FIXP ETF	Ordinary Income	$333,724	$-
FIXP ETF	Return of Capital	$3,401	$-

As of fiscal periods ended July 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	RISR ETF	FIXP ETF
Investments, at cost	$160,964,295	$10,839,375
Gross tax unrealized appreciation	12,115,231	3,063
Gross tax unrealized depreciation	(1,557,701)	(127,147)
Net tax unrealized appreciation (depreciation)	10,557,530	(124,084)
Undistributed ordinary income (loss)	79,421	-
Undistributed long-term capital gain (loss)	-	-
Total distributable earnings/(accumulated losses)	79,421	-
Other accumulated gain (loss)	(4,385,828)	(145,137)
Total distributable earnings/(accumulated losses)	$6,251,123	$(269,221)

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal periods ended July 31, 2025, the Funds had not elected to defer any post-October or late-year losses.

As of the fiscal periods ended July 31, 2025, the Funds had long-term and short-term capital loss carryovers, which will be carried forward indefinitely to offset future realized capital gains as follows:

	Long-Term Capital	Short-Term Capital
Fund	Loss Carryovers	Loss Carryovers
RISR ETF	$-	4,385,828
FIXP ETF	$-	145,137

Notes to the Financial Statements	FolioBeyond ETFs

July 31, 2025

The RISR ETF utilized $205,073 of short-term capital losses during the year ended July 31, 2025.

 NOTE 9 – CREDIT FACILITY

U.S. Bank N.A. has made available to the RISR ETF a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the year ended July 31, 2025, were as follows:

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	$1,562,000
Average daily loan outstanding	$466,143
Credit facility outstanding as of July 31, 2025	—
Average interest rate, when in use	8.05%
Interest rate terms	Prime
Interest rate as of July 31, 2025	7.50%
Expiration date	June 24, 2026

Interest expense incurred for the year ended July 31, 2025 is disclosed in the Statements of Operations, if applicable. The credit facility is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain funds within the Trust. For the year ended July 31, 2025, the interest expense due to borrowings was $2,090.

The maximum available credit is disclosed at the Trust level. The Fund’s ability to borrow is therefore limited by borrowings of other funds within the Trust which are party to the agreement and to one-third of the Fund’s total assets.

 NOTE 10 – SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 0.10% for the RISR ETF and 2% for the FIXP ETF of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

Notes to the Financial Statements	FolioBeyond ETFs

July 31, 2025

 NOTE 11 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

 NOTE 12 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of the Trust. Management has determined that there are no other subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

Report of Independent Registered Public	FolioBeyond ETFs
Accounting Firm

To the Shareholders of FolioBeyond ETFs and

Board of Trustees of Tidal Trust I

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options (as applicable), of FolioBeyond Alternative Income and Interest Rate Hedge ETF and FolioBeyond Enhanced Fixed Income Premium ETF (the “Funds”), each a series of Tidal Trust I, as of July 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

	Statements of	Statements of Changes in
Fund Name	Operations	Net Assets	Financial Highlights
FolioBeyond Alternative Income and Interest Rate Hedge ETF	For the year ended July 31, 2025	For the years ended July 31, 2025 and 2024	For the years ended July 31, 2025, 2024 and 2023, and the period from September 30, 2021 (commencement of operations) through July 31, 2022
FolioBeyond Enhanced Fixed Income Premium ETF	For the period from January 22, 2025 (commencement of operations) through July 31, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Report of Independent Registered Public	FolioBeyond ETFs
Accounting Firm

We have served as the auditor of one or more Tidal Investment LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

September 29, 2025

Other Non-Audited Information	FolioBeyond ETFs

July 31, 2025

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the periods ended July 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

RISR ETF	0.00%
FIXP ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the periods ended July 31, 2025, were as follows:

RISR ETF	0.00%
FIXP ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the periods ended July 31, 2025, were as follows:

RISR ETF	0.00%
FIXP ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 3, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	October 3, 2025

* Print the name and title of each signing officer under his or her signature.